Investment Objectives and Goals	Sep. 29, 2025
Amana Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	Amana Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Current income and preservation of capital, consistent with Islamic principles. Current income is its primary objective.
Objective, Secondary [Text Block]	preservation of capital, consistent with Islamic principles.
Amana Growth Fund
Prospectus [Line Items]
Risk/Return [Heading]	Amana Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital growth, consistent with Islamic principles.
Amana Developing World Fund
Prospectus [Line Items]
Risk/Return [Heading]	Amana Developing World Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Long-term capital growth, consistent with Islamic principles.
Amana Participation Fund
Prospectus [Line Items]
Risk/Return [Heading]	Amana Participation Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Capital preservation and current income, consistent with Islamic principles. Capital preservation is its primary objective.
Objective, Secondary [Text Block]	current income, consistent with Islamic principles.